Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventories
Finished products	¥ 172,174		¥ 94,482
Raw materials and semi-finished products	61,215		57,272
Inventories	¥ 233,389	$ 33,374	¥ 151,754